Non-controlling (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Equity	$ 14,596	$ 14,044	$ 16,642	$ 16,669
Total comprehensive losses	107	106	133
Total Revenue	24,384	22,090	22,465
(Loss)/profit after tax	1,227	2,050	2,868
Other comprehensive income	(611)	(1,059)	639
Total comprehensive income for the period	616	991	3,507
Non-current assets	45,814	45,060	50,204
Current assets	15,563	15,591	13,150
Total assets	61,377	60,651	63,354
Current liabilities	(18,117)	(16,292)	(16,383)
Non-current liabilities	(28,664)	(30,315)	(30,329)
Total liabilities	46,781	46,607	46,712
Net assets	14,596	14,044	16,642
Net cash inflow/(outflow) from operating activities	2,969	2,618	3,578
Net cash (outflow)/inflow from investing activities	(657)	963	(2,328)
Net cash inflow/(outflow) from financing activities	(1,765)	(2,044)	(2,936)
Acerta Pharma
Disclosure of subsidiaries [line items]
Equity	1,456	1,567	1,676
Total comprehensive losses	111	109	132
(Loss)/profit after tax	(422)	(9)	412
Total comprehensive income for the period	(422)	(9)	412
Non-current assets	157	16	3
Current assets	475	526	904
Total assets	632	542	907
Current liabilities	(310)	(63)	(417)
Non-current liabilities	(267)
Total liabilities	577	63	417
Net assets	55	479	490
Net cash inflow/(outflow) from operating activities	(13)	7	5
Net cash (outflow)/inflow from investing activities	7	(4)
Net cash inflow/(outflow) from financing activities	7
Increase/(decrease) in cash and cash equivalents in the year	1	3	5
Non-controlling interests.
Disclosure of subsidiaries [line items]
Equity	1,469	1,576	1,682	$ 1,815
(Loss)/profit after tax	(108)	(105)	$ (133)
Other comprehensive income	$ 1	$ (1)